Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net loss	$ (123,074,000)	$ (28,974,000)	$ (61,982,000)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Impairment of other long-lived assets	4,443,000	3,865,000	1,447,000
Depreciation and amortization	48,973,000	59,769,000	56,096,000
Stock-based compensation	31,614,000	33,461,000	30,977,000
Foreign currency transaction loss (gain)	636,000	9,090,000	3,446,000
Gain from step acquisition	0	0	(14,400,000)
Gain from deconsolidation of subsidiary	0	(39,136,000)	0
Share in net (profits) losses of associated companies	32,705,000	5,726,000	(949,000)
Revaluation of investments	5,665,000	3,778,000	(1,301,000)
Revaluation of contingent consideration	(21,408,000)	(15,805,000)	0
Deferred income taxes, net and uncertain tax positions	(1,764,000)	926,000	(12,380,000)
Other non-cash items, net	1,089,000	(2,778,000)	2,914,000
Change in cash attributable to changes in operating assets and liabilities:
Accounts receivable, net	(25,653,000)	(28,877,000)	(25,003,000)
Inventories	4,571,000	(87,337,000)	(53,000)
Other current assets and prepaid expenses	1,553,000	5,758,000	(14,976,000)
Other non-current assets	11,047,000	4,472,000	10,460,000
Accounts payable	(27,445,000)	19,614,000	28,492,000
Other current liabilities	4,228,000	(17,707,000)	38,952,000
Deferred revenues	408,000	6,577,000	8,872,000
Other non-current liabilities	(9,233,000)	(7,827,000)	(14,788,000)
Net cash provided by (used in) operating activities	(61,645,000)	(75,405,000)	35,824,000
Cash flows from investing activities
Cash paid for business combinations, net of cash acquired	(72,118,000)	0	(20,553,000)
Purchase of property and equipment	(13,551,000)	(13,635,000)	(24,981,000)
Investments in short-term bank deposits	(111,448,000)	(479,852,000)	(361,000,000)
Proceeds from short-term bank deposits	208,815,000	561,485,000	129,000,000
Investments in non-marketable equity securities	(12,443,000)	(69,148,000)	(11,779,000)
Purchase of intangible assets	(1,476,000)	(6,117,000)	(1,770,000)
Other investing activities	(1,613,000)	54,000	(82,000)
Net cash used in investing activities	(3,834,000)	(7,213,000)	(291,165,000)
Cash flows from financing activities
Proceeds from public offering, net of issuance costs	0	0	218,850,000
Proceeds from exercise of stock options	11,000	266,000	8,055,000
Payment of contingent consideration	(1,339,000)	(2,754,000)	0
Other financing activities	(188,000)	(281,000)	406,000
Net cash provided by (used in) financing activities	(1,516,000)	(2,769,000)	227,311,000
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(827,000)	(7,220,000)	(893,000)
Net change in cash, cash equivalents and restricted cash	(67,822,000)	(92,607,000)	(28,923,000)
Cash, cash equivalents and restricted cash, beginning of year	150,686,000	243,293,000	272,216,000
Cash, cash equivalents and restricted cash, end of year	82,864,000	150,686,000	243,293,000
Reconciliation of cash, cash equivalents and restricted cash reported in the consolidated balance sheets:
Cash and cash equivalents	82,585,000	150,470,000	243,179,000
Restricted cash included in other current assets	279,000	216,000	114,000
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	82,864,000	150,686,000	243,293,000
Supplemental disclosure of cash flow information
Income taxes, net of tax refunds	2,152,000	12,550,000	2,418,000
Non-cash investing and financing activities:
Transfer of inventories to fixed assets	9,551,000	9,212,000	2,673,000
Transfer of fixed assets to inventories	222,000	123,000	977,000
Contingent consideration	2,472,000	0	17,985,000
Right-of-use assets obtained in exchange for new operating lease liabilities	7,142,000	12,057,000	5,955,000
Issuance of Common stock under employee stock purchase plan	5,915,000	2,978,000	0
Issuance of shares as part of Origin acquisition (Refer to Note 2)	$ 5,202,000	$ 0	$ 0